owners' equity (Tables)	6 Months Ended
Jun. 30, 2023
owners' equity
Schedule of authorized share capital

	June 30,		December 31,
As at	2023		2022
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Schedule of changes in ownership interest

	Economic interest [1]		Voting interest [1]
Six-month periods ended June 30	2023	2022	2023	2022
Interest in TELUS International (Cda) Inc., beginning of period	56.6%	55.1%	72.4%	70.9%
Effect of
Issue of subordinate voting shares as consideration in business acquisition (Note 18(b))	(1.4)	—	(0.2)	—
TELUS Corporation acquisition of shares from non-controlling interests [2]	0.9	1.0	1.2	1.5
Interest in TELUS International (Cda) Inc., end of period	56.1%	56.1%	73.4%	72.4%

1	Due to the voting rights associated with the multiple voting shares held by TELUS Corporation, our economic and voting interests subsequent to the initial public offering differ.
2	Acquisition of shares from non-controlling interests for $57 million (2022 – $85 million), of which $32 million (2022 – $61 million) was charged to amounts recorded in owners’ equity for contributed surplus and the balance was charged to non-controlling interests.

Schedule of summarized financial information of Subsidiary

	Three months		Six months
	June 30,	June 30,	June 30,	June 30,	December 31,
As at, or for the periods ended, (millions) [1]	2023	2022	2023	2022	2022
Statement of financial position
Current assets			$1,080		$926
Non-current assets			$5,486		$3,875
Current liabilities			$843		$733
Non-current liabilities			$3,076		$1,581
Statement of income and other comprehensive income
Revenue and other income	$896	$797	$1,824	$1,556
Net income (loss)	$(8)	$70	$10	$115
Comprehensive income (loss)	$(67)	$75	$(31)	$77
Statement of cash flows
Cash provided by operating activities	$78	$108	$143	$261
Cash used by investing activities	$(34)	$(63)	$(1,203)	$(90)
Cash provided (used) by financing activities	$(43)	$(87)	$1,082	$(153)

1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.